CONCESSIONS AND AUTHORIZATIONS (Details 2) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	[1]
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Interest	100.00%	[2]
[custom:ConcessionAmountPaid-0]	R$ 3	[2]
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	3	[2]
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 3	[2]
Queimado [Member]
IfrsStatementLineItems [Line Items]
Interest	82.50%	[3]
[custom:ConcessionAmountPaid-0]	R$ 1	[3]
[custom:NominalValueOfAmountsToBePaidInNextTwelveMonths-0]	1	[3]
[custom:PresentValueOfAmountsToBePaidInNextTwelveMonths-0]	R$ 1	[3]

[1]	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.
[2]	The only inter-segment transactions are from the generation to the trading segment, as explained above.
[3]	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).